ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS – 135.8%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 4.23%(a)(b)	60,991,239	$60,991,239
Fidelity Institutional Money Market Government Portfolio - Class III, 3.98%(a)	7,999,542	7,999,542
Total Money Market Funds (Cost $68,990,781)		68,990,781

Total Investments Before Securities Sold, Not Yet Purchased (Cost $68,990,781)		68,990,781

Securities Sold, Not Yet Purchased – (84.1)%(c)

EXCHANGE TRADED FUND – (4.8)%

Equity Fund – (4.8)%
SPDR S&P Homebuilders ETF (Cost $(2,472,457))	(25,000)	(2,422,500)

COMMON STOCKS – (79.3)%

Advertising – (1.2)%
Interpublic Group of Cos., Inc. (The)	(22,000)	(597,520)

Auto Manufacturers – (1.2)%
Ford Motor Co.	(60,000)	(601,800)

Auto Parts & Equipment – (1.1)%
Visteon Corp.(d)	(7,500)	(582,150)

Banks – (3.2)%
Bank OZK	(20,000)	(869,000)
Western Alliance Bancorp	(10,000)	(768,300)
Total Banks		(1,637,300)

Building Materials – (1.1)%
Fortune Brands Innovations, Inc.	(9,000)	(547,920)

Chemicals – (5.4)%
Axalta Coating Systems Ltd.(d)	(22,000)	(729,740)
Huntsman Corp.	(40,000)	(631,600)
Minerals Technologies, Inc.	(6,000)	(381,420)
Westlake Corp.	(10,000)	(1,000,300)
Total Chemicals		(2,743,060)

Commercial Services – (3.9)%
Avis Budget Group, Inc.(d)	(10,000)	(759,000)
Kforce, Inc.	(10,000)	(488,900)
Upbound Group, Inc.	(30,000)	(718,800)
Total Commercial Services		(1,966,700)

Computers – (1.2)%
Insight Enterprises, Inc.(d)	(4,000)	(599,960)

Cosmetics / Personal Care – (1.5)%
Edgewell Personal Care Co.	(25,000)	(780,250)

Diversified Financial Services – (1.7)%
Credit Acceptance Corp.(d)	(1,700)	(877,795)

Food – (1.2)%
General Mills, Inc.	(10,000)	(597,900)
Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare - Services – (3.6)%
Centene Corp.(d)	(13,000)	$(789,230)
Humana, Inc.	(4,000)	(1,058,400)
Total Healthcare - Services		(1,847,630)

Home Builders – (1.7)%
Installed Building Products, Inc.	(5,000)	(857,300)

Household Products/Wares – (3.1)%
Avery Dennison Corp.	(5,000)	(889,850)
Helen of Troy Ltd.(d)	(12,500)	(668,625)
Total Household Products/Wares		(1,558,475)

Insurance – (1.1)%
Trupanion, Inc.(d)	(15,000)	(559,050)

Internet – (1.7)%
Etsy, Inc.(d)	(12,000)	(566,160)
Wayfair, Inc., Class A(d)	(10,000)	(320,300)
Total Internet		(886,460)

Leisure Time – (2.8)%
Viking Holdings Ltd.(d)	(15,000)	(596,250)
YETI Holdings, Inc.(d)	(25,000)	(827,500)
Total Leisure Time		(1,423,750)

Machinery - Diversified – (2.2)%
ATS Corp. (Canada)(d)	(20,000)	(498,600)
Nordson Corp.	(3,000)	(605,160)
Total Machinery - Diversified		(1,103,760)

Media – (1.6)%
Cable One, Inc.	(3,000)	(797,310)

Metal Fabricate / Hardware – (1.7)%
Advanced Drainage Systems, Inc.	(8,000)	(869,200)

Packaging & Containers – (2.8)%
Graphic Packaging Holding Co.	(55,000)	(1,427,800)

REITS – (9.4)%
Equinix, Inc.	(1,000)	(815,350)
First Industrial Realty Trust, Inc.	(12,000)	(647,520)
Kimco Realty Corp.	(30,000)	(637,200)
Realty Income Corp.	(12,000)	(696,120)
Rexford Industrial Realty, Inc.	(16,000)	(626,400)
Safehold, Inc.	(33,000)	(617,760)
WP Carey, Inc.	(12,000)	(757,320)
Total REITS		(4,797,670)

Retail – (5.4)%
Academy Sports & Outdoors, Inc.	(25,000)	(1,140,250)
Genuine Parts Co.	(8,000)	(953,120)
Sweetgreen, Inc., Class A(d)	(25,000)	(625,500)
Total Retail		(2,718,870)

Semiconductors – (11.4)%
Amkor Technology, Inc.	(30,000)	(541,800)
Cirrus Logic, Inc.(d)	(16,000)	(1,594,480)
FormFactor, Inc.(d)	(20,000)	(565,800)
IPG Photonics Corp.(d)	(8,500)	(536,690)
Lam Research Corp.	(10,000)	(727,000)
Microchip Technology, Inc.	(10,000)	(484,100)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors (continued)
MKS Instruments, Inc.	(7,500)	$(601,125)
Photronics, Inc.(d)	(35,000)	(726,600)
Total Semiconductors		(5,777,595)

Software – (2.2)%
Ibotta, Inc., Class A(d)	(16,000)	(675,200)
nCino, Inc.(d)	(17,000)	(466,990)
Total Software		(1,142,190)

Telecommunications – (1.6)%
Extreme Networks, Inc.(d)	(60,000)	(793,800)

Transportation – (4.3)%
Heartland Express, Inc.	(60,000)	(553,200)
Marten Transport Ltd.	(40,000)	(548,800)
United Parcel Service, Inc., Class B	(10,000)	(1,099,900)
Total Transportation		(2,201,900)

Total Common Stocks (Cost $(42,577,154))		(40,295,115)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(45,049,611)]		$(42,717,615)

Total Investments – 51.7% (Cost $23,941,170)		26,273,166
Other Assets in Excess of Liabilities – 48.3%		24,515,139
Net Assets – 100.0%		$50,788,305

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of March 31, 2025.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of March 31, 2025 cash in the amount of $26,162,096 has been segregated as collateral from the broker for securities sold short.
(d)	Non-income producing security.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$68,990,781	$–	$–	$68,990,781

Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$(2,422,500)	$–	$–	$(2,422,500)
Common Stocks	(40,295,115)	–	–	(40,295,115)
Total	$(42,717,615)	$–	$–	$(42,717,615)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	(1.2)%
Auto Manufacturers	(1.2)
Auto Parts & Equipment	(1.1)
Banks	(3.2)
Building Materials	(1.1)
Chemicals	(5.4)
Commercial Services	(3.9)
Computers	(1.2)
Cosmetics / Personal Care	(1.5)
Diversified Financial Services	(1.7)
Equity Fund	(4.8)
Food	(1.2)
Healthcare - Services	(3.6)
Home Builders	(1.7)
Household Products/Wares	(3.1)
Insurance	(1.1)
Internet	(1.7)
Leisure Time	(2.8)
Machinery - Diversified	(2.2)
Media	(1.6)
Metal Fabricate / Hardware	(1.7)
Packaging & Containers	(2.8)
REITS	(9.4)
Retail	(5.4)
Semiconductors	(11.4)
Software	(2.2)
Telecommunications	(1.6)
Transportation	(4.3)
Money Market Funds	135.8
Total Investments	51.7
Other Assets in Excess of Liabilities	48.3

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Net Assets	100.0%